The Company and Summary of Significant Accounting Policies - Net revenues categorized by customer location (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers	$ 3,265	$ 3,062	$ 16,028	$ 16,669
UNITED STATES
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers	389	1,968	5,056	4,379
CHINA
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers	80	$ 1,094	4,745	5,608
KOREA, REPUBLIC OF
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers	2,000		4,260	1,360
Germany
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers	$ 796		1,422
TAIWAN
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers			543	4,639
Other
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers			$ 2	25
SINGAPORE
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers				$ 658